PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)
As at December 31, 2020	$22,846	$6,316	$6,786	$149	$36,097
Additions	172	89	182	14	457
Transfer to assets held for sale	—	(759)	—	—	(759)
Items recognized through OCI
Change in fair value	—	(257)	—	—	(257)
Foreign currency translation	(633)	(26)	(70)	4	(725)
Items recognized through net income
Depreciation	(219)	(183)	(157)	(6)	(565)
As at June 30, 2021(3)	$22,166	$5,180	$6,741	$161	$34,248
(1)Includes cogeneration and biomass.
(2)Includes assets under construction of $238 million (2020: $183 million) in our hydroelectric segment, $182 million (2020: $96 million) in our wind segment, $348 million (2020: $172 million) in our solar segment, $6 million (2020: $1 million) in other.
(3)Includes right-of-use assets not subject to revaluation of $55 million (2020: $55 million) in our hydroelectric segment, $133 million (2020: $159 million) in our wind segment, $162 million (2020: $149 million) in our solar segment, and $2 million (2020: $2 million) in other.